Intangible Asset	12 Months Ended
Dec. 31, 2021
Disclosure of Intangible Asset [Abstract]
Intangible asset
8.	Intangible asset

Intangible asset relates to the right of use of an electric power facility.

	As at	As at
	December 31,	December 31,
	2021	2020
Balance, beginning of period	$1,572,500	$-
Addition at cost	-	1,680,000
Amortization	(129,240)	(107,500)
Balance, end of period	$1,443,260	$1,572,500